Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Loss Per Share
Schedule of basic and diluted weighted average shares outstanding

The following is the calculation of the basic and diluted weighted average shares outstanding for the years ended December 31, 2019, 2018 and 2017, respectively:

	Years Ended December 31,
	2019	2018	2017
Company posted	Net loss	Net loss	Net loss
Basic weighted average shares outstanding	1,830,998,609	1,540,309,840	1,247,293,388
Dilutive effect of Ordinary Share equivalents	None	None	None
Dilutive weighted average shares outstanding	1,830,998,609	1,540,309,840	1,247,293,388

Schedule of antidilutive securities excluded from computation of earnings per share

The following table shows the number of share equivalents that were excluded from the computation of diluted loss per share for the respective periods because the effect would have been anti-dilutive:

	Years Ended December 31,
	2019	2018	2017
Total share options	94,349,035	94,096,998	89,611,998
Total warrants-equity classified	—	—	399,160
Total warrants-liability classified	136,184,200	—	—
Total share options and warrants	230,533,235	94,096,998	90,011,158